Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Jan. 31, 2025
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUNICIPALS TRUST II
Registrant CIK	dei_EntityCentralIndexKey	0000914529
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Eaton Vance High Yield Municipal Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Document Effective Date	dei_DocumentEffectiveDate	Jun. 13, 2025
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund will invest a majority of its net assets in “high yield” municipal obligations under normal market conditions. For this purpose, “high yield” municipal obligations are municipal obligations rated at the time of investment either Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or lower by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, determined by the investment adviser to be of comparable quality. “High yield” municipal obligations rated below investment grade are also known as “junk bonds.” The Fund may invest in securities in any rating category, including those in default. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the lowest rating will be used for any Fund rating restrictions. The Fund may also invest a portion of its assets in municipal obligations that are not paying current income in anticipation of possible future income. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, total return swaps, credit derivatives and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund will invest a majority of its net assets in “high yield” municipal obligations under normal market conditions. For this purpose, “high yield” municipal obligations are municipal obligations rated at the time of investment either Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or lower by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, determined by the investment adviser to be of comparable quality. “High yield” municipal obligations rated below investment grade are also known as “junk bonds.” The Fund may invest in securities in any rating category, including those in default. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the lowest rating will be used for any Fund rating restrictions. The Fund may also invest a portion of its assets in municipal obligations that are not paying current income in anticipation of possible future income. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, total return swaps, credit derivatives and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.